Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
CIK	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2024
Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2024
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A